Other Liabilities, Provisions and Contingencies - Additional Information (Detail) $ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020 MXN ($)	Jun. 30, 2019 MXN ($)	Dec. 31, 2019 MXN ($)	Jun. 30, 2020 USD ($)	[1]	Jun. 30, 2020 MXN ($)
Disclosure of contingent liabilities [line items]
Other current financial liabilities			$ 1,284	$ 254		$ 5,864
Provisions other non current liabilitites and other non current financial liabilities			10,688			7,509
Cancellation of indemnified assets and contingent liabilities	$ 1,929
Aggregate amount claimed against company	79,284
Tax contingencies amount						51,107
Goodwill [member]
Disclosure of contingent liabilities [line items]
Amortization of goodwill generated in acquisitions operations	$ 2,898
Other Current Financial Liabilities [Member]
Disclosure of contingent liabilities [line items]
Dividends to be paid						5,104
Brazil [member]
Disclosure of contingent liabilities [line items]
Litigation amount		$ 9,213	$ 10,471
Value added tax [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount						9,537
Tax credits [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount						32,470
Federal taxes [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount						$ 6,202

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3